Merger - Stock Outstanding After Merger (Details) - shares	Dec. 27, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)		18,199,586			16,647,529	0
Common Class B
Schedule of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)		59,930,000			59,930,000	0
Common Stock | Common Class A and Common Class B
Schedule of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	76,577,529
Common Stock | Common Class A
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)	70,000
Common stock, outstanding (in shares)		18,199,586	17,899,586	17,892,021	16,647,529
Common Stock | Common Class A | Shares Issued for EGA Stock and Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)	7,027,255
Common Stock | Common Class A | EGA | Shares Issued for EGA Stock Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)	1,306,922
Common Stock | Common Class A | EGA | Public Warrants | Shares Issued for EGA Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)	95,333
Common Stock | Common Class A | EGA Sponsor | Shares Issued for EGA Stock Not Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)	5,624,000
Common Stock | Common Class A | Affiliates of EGA Sponsor | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)	8,326,712
Common Stock | Common Class A | Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)	1,223,562
Common Stock | Common Class A | Third Party
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)	70,000
Common Stock | Common Class B
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)	(70,000)
Common stock, outstanding (in shares)		59,930,000	59,930,000	59,930,000	59,930,000
Common Stock | Common Class B | EGA Sponsor | Shares Issued for EGA Stock
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)	1,000
Common Stock | Common Class B | Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
flyExclusive Class B common stock held by LGM Existing Equityholders (in shares)	59,930,000